RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
May 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of May 31,
	2026	2025
	$’000	$’000
Due to related parties*
- Inneova Engineering Pte Ltd(1)	4	-
- KDS Steel Pte. Ltd(2)	-	3

	4	3

(1)	Inneova Engineering Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng, who also owns 50% of E U Holdings, a 41.5% shareholder of the Company.
(2)	KDS Steel Pte Ltd is a company incorporated in Singapore and previously owned by E U Holdings Pte. Ltd. E U Holdings Pte. Ltd. divested KDS Steel Pte Ltd to a 3rd party company on July 22, 2025.

*	The amounts are unsecured, interest-free and payable on demand.

SCHEDULE OF RELATED PARTY TRANSACTIONS

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000

Nature of transactions

KDS Steel Pte Ltd(1)
- Logistics services	52	1,209	802
- Utilities	6	69	71

E U Holdings Pte. Ltd.(2)
- Management fees	-	90	267
- Professional fees	-	664	-

INNEOVA Industrial Pte Ltd(3)
- Sales	-	1	1
- Upkeep of machinery	11	-	*
- Upkeep of motor vehicles	-	-	*

*	The figures are insignificant.

These related parties are controlled by the common shareholders of the Company.

(1)	KDS Steel Pte Ltd was previously owned by E U Holdings Pte Ltd and was divested to a 3rd party company by E U Holdings Pte Ltd on July 22, 2025.
(2)	E U Holdings Pte. Ltd. is a 41.5% shareholder of JBDI Holdings Limited and is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
(3)	INNEOVA Industrial Pte Ltd (f.k.a Filtec Private Limited) is a company incorporated in Singapore and indirectly owned by Soon Aik Global Pte Ltd. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.